SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	Sep. 30, 2021 Y
Minimum | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	1.17
Minimum | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	7.12
Minimum | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	90
Maximum | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	2
Maximum | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	11.09
Maximum | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, Measurement input	110.0